Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net earned premium	$ 9,721.4	$ 7,862.2
Interest and dividends	559.0	555.2
Share of profit of associates	200.5	24.2
Net gains (losses) on investments	1,467.5	(1,203.6)
Gain on sale of subsidiary	1,018.6	0.0
Other revenue	3,257.6	2,061.6
Revenue	16,224.6	9,299.6
Canada
Disclosure of geographical areas [line items]
Net earned premium	1,196.8	1,053.1
United States
Disclosure of geographical areas [line items]
Net earned premium	6,148.7	5,152.8
Asia
Disclosure of geographical areas [line items]
Net earned premium	822.7	684.3
International
Disclosure of geographical areas [line items]
Net earned premium	1,553.2	972.0
Operating companies
Disclosure of geographical areas [line items]
Net earned premium	9,701.3	7,698.7
Interest and dividends	402.3	410.0
Share of profit of associates	23.5	53.3
Net gains (losses) on investments	1,558.3	(837.3)
Gain on sale of subsidiary	1,018.6
Other revenue	0.0	0.0
Operating companies | Canada
Disclosure of geographical areas [line items]
Net earned premium	1,196.8	1,053.1
Operating companies | United States
Disclosure of geographical areas [line items]
Net earned premium	6,125.0	4,990.2
Operating companies | Asia
Disclosure of geographical areas [line items]
Net earned premium	822.7	684.3
Operating companies | International
Disclosure of geographical areas [line items]
Net earned premium	1,556.8	971.1
Insurance and Reinsurance | Operating companies | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	1,019.7	908.8
Interest and dividends	54.1	52.2
Share of profit of associates	3.2	5.2
Net gains (losses) on investments	44.8	(161.3)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | OdysseyRe
Disclosure of geographical areas [line items]
Net earned premium	2,333.4	2,074.1
Interest and dividends	124.9	153.7
Share of profit of associates	7.2	17.3
Net gains (losses) on investments	253.1	(318.7)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	1,852.8	1,769.5
Interest and dividends	33.8	65.8
Share of profit of associates	(1.1)	(22.6)
Net gains (losses) on investments	27.9	(184.7)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	811.6	807.3
Interest and dividends	23.4	29.6
Share of profit of associates	(9.8)	1.2
Net gains (losses) on investments	26.6	(168.2)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Brit
Disclosure of geographical areas [line items]
Net earned premium	1,536.9	1,399.3
Interest and dividends	32.6	55.4
Share of profit of associates	9.2	3.4
Net gains (losses) on investments	79.0	87.3
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Allied World
Disclosure of geographical areas [line items]
Net earned premium	1,028.7	0.0
Interest and dividends	65.9
Share of profit of associates	(17.6)
Net gains (losses) on investments	(26.5)
Gain on sale of subsidiary	0.0
Other revenue	0.0
Insurance and Reinsurance | Operating companies | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	327.6	302.5
Insurance and Reinsurance | Operating companies | Other
Disclosure of geographical areas [line items]
Net earned premium	790.6	437.2
Insurance and Reinsurance | Operating companies | Canada | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	1,007.2	899.5
Insurance and Reinsurance | Operating companies | Canada | OdysseyRe
Disclosure of geographical areas [line items]
Net earned premium	76.8	72.5
Insurance and Reinsurance | Operating companies | Canada | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Brit
Disclosure of geographical areas [line items]
Net earned premium	83.1	77.1
Insurance and Reinsurance | Operating companies | Canada | Allied World
Disclosure of geographical areas [line items]
Net earned premium	20.5	0.0
Insurance and Reinsurance | Operating companies | Canada | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.1	0.1
Insurance and Reinsurance | Operating companies | Canada | Other
Disclosure of geographical areas [line items]
Net earned premium	9.1	3.9
Insurance and Reinsurance | Operating companies | United States | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	12.5	9.3
Insurance and Reinsurance | Operating companies | United States | OdysseyRe
Disclosure of geographical areas [line items]
Net earned premium	1,539.2	1,319.3
Insurance and Reinsurance | Operating companies | United States | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	1,852.6	1,769.3
Insurance and Reinsurance | Operating companies | United States | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	811.6	807.3
Insurance and Reinsurance | Operating companies | United States | Brit
Disclosure of geographical areas [line items]
Net earned premium	1,036.5	942.1
Insurance and Reinsurance | Operating companies | United States | Allied World
Disclosure of geographical areas [line items]
Net earned premium	773.7	0.0
Insurance and Reinsurance | Operating companies | United States | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.3
Insurance and Reinsurance | Operating companies | United States | Other
Disclosure of geographical areas [line items]
Net earned premium	98.9	142.6
Insurance and Reinsurance | Operating companies | Asia | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | OdysseyRe
Disclosure of geographical areas [line items]
Net earned premium	247.2	231.4
Insurance and Reinsurance | Operating companies | Asia | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Brit
Disclosure of geographical areas [line items]
Net earned premium	60.3	54.0
Insurance and Reinsurance | Operating companies | Asia | Allied World
Disclosure of geographical areas [line items]
Net earned premium	88.2	0.0
Insurance and Reinsurance | Operating companies | Asia | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	319.0	293.2
Insurance and Reinsurance | Operating companies | Asia | Other
Disclosure of geographical areas [line items]
Net earned premium	108.0	105.7
Insurance and Reinsurance | Operating companies | International | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | OdysseyRe
Disclosure of geographical areas [line items]
Net earned premium	470.2	450.9
Insurance and Reinsurance | Operating companies | International | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.2	0.2
Insurance and Reinsurance | Operating companies | International | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | Brit
Disclosure of geographical areas [line items]
Net earned premium	357.0	326.1
Insurance and Reinsurance | Operating companies | International | Allied World
Disclosure of geographical areas [line items]
Net earned premium	146.3	0.0
Insurance and Reinsurance | Operating companies | International | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	8.5	8.9
Insurance and Reinsurance | Operating companies | International | Other
Disclosure of geographical areas [line items]
Net earned premium	574.6	185.0
Runoff | Reportable segments
Disclosure of geographical areas [line items]
Net earned premium	20.1	163.5
Interest and dividends	28.9	51.2
Share of profit of associates	(6.1)	(15.5)
Net gains (losses) on investments	73.3	(225.2)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Runoff | Reportable segments | Canada
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Runoff | Reportable segments | United States
Disclosure of geographical areas [line items]
Net earned premium	23.7	162.6
Runoff | Reportable segments | Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Runoff | Reportable segments | International
Disclosure of geographical areas [line items]
Net earned premium	$ (3.6)	$ 0.9
Geographic | Net Premiums Earned | Canada
Disclosure of geographical areas [line items]
Allocation of net premiums earned	12.30%	13.40%
Geographic | Net Premiums Earned | United States
Disclosure of geographical areas [line items]
Allocation of net premiums earned	63.20%	65.50%
Geographic | Net Premiums Earned | Asia
Disclosure of geographical areas [line items]
Allocation of net premiums earned	8.50%	8.70%
Geographic | Net Premiums Earned | International
Disclosure of geographical areas [line items]
Allocation of net premiums earned	16.00%	12.40%